Income Tax - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	20.00%	20.00%	20.00%
UKRAINE
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	18.00%
UZBEKISTAN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	15.00%
KAZAKHSTAN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	20.00%
AZERBAIJAN
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	20.00%